Note 17 - Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 17 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense	$ 20,229	$ 19,408	$ 18,976
Due from Related Parties	2,300	2,500
Minority Shareholders of Subsidiaries [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense	$ 400	$ 400
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years
Colliers [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense	$ 200
Minimum [Member] | Minority Shareholders of Subsidiaries [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Term	5 years
Maximum [Member] | Minority Shareholders of Subsidiaries [Member]
Note 17 - Related Party Transactions (Details) [Line Items]
Debt Instrument, Term	10 years